January 10, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hatteras VC Co-Investment Fund II (the “Fund”)
Proxy Soliciting Material
(1940 Act Registration No. 811-22251)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-12 of the Securities Exchange Act of 1934, as amended, please find a definitive copy of soliciting material of the Fund (the “Soliciting Material”).  The Soliciting Material will be transmitted to shareholders who have not yet voted in connection with a Special Meeting of Partners expected to be held on January 21, 2014.

Questions and comments concerning the enclosed materials may be directed to me at (414) 299-2142.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D, Schmidt
Assistant Vice President, Fund Administration